UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07738

Montana Tax-Free Fund, Inc.
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, North Dakota 58701
(Address of principal executive offices) (Zip code)

Brenda Sem, 1 Main Street North, Minot, North Dakota 58701
(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: March, 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

MONTANA TAX-FREE FUND, INC.
Schedule of Investments March 31, 2005 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

MONTANA MUNICIPAL BONDS (94.0%)

#Billings, MT (West Park Village) Multifamily Hsg. Devl. Ref. Rev. GNMA	Aaa/AAA	5.550%	12/01/32	$2,500,000	$2,545,275
Broadwater County MT School Dist. 1 (Townsend) AMBAC	Aaa/AAA	5.100	07/01/18	250,000	267,277
Broadwater Cty., MT School Dist. #001 (Townsend) G.O. AMBAC	Aaa/AAA	5.150	07/01/20	320,000	334,282
Broadwater Cty., MT School Dist. #001 (Townsend) G.O. AMBAC	Aaa/AAA	5.200	07/01/21	270,000	284,097
Columbia Falls, MT School Dist. #6 (Flathead Cty.) G.O. FSA	Aaa/AAA	5.700	07/01/20	815,000	879,369
Forsyth, MT (Montana Power) Pollution Control Rev. MBIA	Aaa/AAA	5.900	12/01/23	600,000	607,500
*Forsyth, MT (Montana Power) Pollution Control Rev. MBIA	Aaa/AAA	6.125	05/01/23	1,480,000	1,498,500
#Forsyth, MT (Montana Power) Pollution Control Rev. Ref. AMBAC	Aaa/AAA	6.125	05/01/23	2,250,000	2,278,125
Forsyth, MT (Montana Power) Pollution Control Rev. Ref. AMBAC	Aaa/AAA	5.900	12/01/23	620,000	627,750
Lewis & Clark Cty, MT High School District #1 FSA	Aaa/AAA	5.500	07/01/14	165,000	171,580
Missoula Cty, MT School Dist. #001 (Missoula) G.O.	A-1/NR	5.500	07/01/20	150,000	159,949
Missoula Cty, MT School Dist. #001 (Missoula) G.O.	A-1/NR	5.000	07/01/21	500,000	513,570
Montana St. Board of Regents (University of MT) MBIA	Aaa/AAA	5.750	05/15/24	300,000	328,794
Montana St. Board of Regents (University of MT) MBIA	Aaa/AAA	6.000	05/15/19	250,000	283,052
Montana State (Water Pollution Control) Revolving Fund Program G.O.	Aa-3/AA-	5.600	07/15/20	170,000	183,607
Montana State (Water Pollution Control) Revolving Fund Program G.O.	Aa-3/AA-	5.600	07/15/20	240,000	259,210
MT Board of Hsg., Multifamily Mrtge. FHA	Aa-1/NR	6.150	08/01/26	450,000	467,028
MT Board of Hsg., Single Family Mrtge.	Aa/AA+	6.150	06/01/30	270,000	275,060
MT Board of Hsg., Single Family Program	Aa-1/AA+	6.400	12/01/27	75,000	77,704
MT Board of Hsg., Single Family Program	Aa/AA+	5.950	12/01/27	275,000	284,966
MT Board of Hsg., Single Family Program	Aa/AA+	5.600	12/01/23	165,000	169,488
MT Board of Hsg., Single Family Program	Aa/AA+	5.550	06/01/33	430,000	437,744
MT Board of Hsg., Single Family Program FHA	Aa-1/AA+	5.450	06/01/27	365,000	372,377
MT Board of Hsg., Single Family Program Series 2002A	Aa/AA+	5.200	12/01/22	335,000	341,717
MT Fin. Auth. Hlth. Care Rev. Master Loan Proj. - Cmnty. Med. Ctr.	A/NR	5.100	12/01/18	250,000	254,292
MT Fin. Auth. Hlth. Care Rev. Master Loan Proj. - Cmnty. Med. Ctr.	A/NR	5.125	12/01/19	250,000	257,752
MT Fin. Auth. Hlth. Care Rev. Master Loan Proj. - Cmnty. Med. Ctr.	A/NR	5.150	12/01/20	250,000	253,475
MT Fin. Auth. Hlth. Care Rev. Master Loan Proj. - Cmnty. Med. Ctr.	A/NR	5.200	12/01/21	250,000	255,020
MT Hgr. Educ. Student Assistance Corp. Rev.	A/NR	5.500	12/01/31	2,435,000	2,474,350
MT Hgr. Educ. Student Assistance Corp. Rev.	A/NR	6.400	12/01/32	1,250,000	1,301,187
MT Hlth. Facs. Auth. (Alternatives Inc.) Prerelease Ctr. Rev.	NR/BBB+	5.600	10/01/17	750,000	740,550
MT Hlth. Facs. Auth. (Big Horn Hosp. - Hardin) Rev.	A/NR	5.100	02/01/18	300,000	298,854
MT Hlth. Facs. Auth. (Boyd Andrew Prj.) Pre Release Center	NR/BBB+	6.300	10/01/20	795,000	844,075
MT Hlth. Facs. Auth. (Bozeman Deaconess) Rev. Ref.	NR/A+	5.000	06/01/18	1,000,000	1,007,600
MT Hlth. Facs. Auth. (Lewis & Clark Nursing Home) Rev.	A/NR	5.100	02/01/18	350,000	348,337
MT Hlth. Facs. Auth. (Lewis & Clark Office Proj.) Rev.	A/NR	5.100	02/01/18	150,000	149,150
*MT Hlth. Facs. Auth. (Marcus Daly Memorial) Rev.	A/NR	6.000	08/01/20	1,400,000	1,486,702
MT Hlth. Facs. Auth. (Master Loan Program) Rev.	A/NR	6.400	10/01/14	450,000	449,996
#MT Hlth. Facs. Auth. (Missoula Community Medl. Ctr.) Rev.	NR/BBB-	6.375	06/01/18	2,780,000	2,760,735
MT Hlth. Facs. Auth. (Northern MT Care Ctr.-Havre) Rev.	Baa-3/NR	6.350	09/01/15	1,000,000	1,007,190
*MT Hlth. Facs. Auth. (Providence Services) MBIA	Aaa/AAA	5.375	12/01/25	1,300,000	1,364,818
MT Hlth. Facs. Auth. (Providence Services) MBIA	Aaa/AAA	5.450	12/01/26	100,000	105,733
MT Hlth. Facs. Auth. (State Hospital) Hlth. Care Rev. AMBAC	Aaa/NR	5.000	06/01/22	600,000	609,648
MT State Univ. Rev. MBIA	Aaa/AAA	5.375	11/15/21	405,000	417,587
MT State Univ. Rev. MBIA	Aaa/AAA	5.375	11/15/21	95,000	97,309
*MT State Univ. Rev. MBIA	Aaa/AAA	5.625	11/15/25	810,000	839,265
*MT State Univ. Rev. MBIA	Aaa/AAA	5.625	11/15/25	190,000	195,901
Phillips Cty., MT Eastern School Dist. #14 School Bldg. G.O. MBIA	Aaa/AAA	5.600	07/01/15	145,000	152,642
Phillips Cty., MT Eastern School Dist. #14 School Bldg. G.O. MBIA	Aaa/AAA	5.600	07/01/16	155,000	164,278
Phillips Cty., MT Eastern School Dist. #14 School Bldg. G.O. MBIA	Aaa/AAA	5.600	07/01/17	165,000	174,506
Phillips Cty., MT High School Dist. #A School Bldg. G.O. MBIA	Aaa/AAA	5.600	07/01/15	290,000	305,216
*Richland Cty., MT (MDU) Pollution Control Rev. FGIC	Aaa/AAA	6.650	06/01/22	600,000	601,500

TOTAL MONTANA MUNICIPAL BONDS (COST: $31,887,663)					$32,565,689

SHORT-TERM SECURITIES (3.8%)				Shares
Goldman Sachs Financial Square				104,526	$104,526
Wells Fargo National Tax-Free Money Market				1,198,000	1,198,000
TOTAL SHORT-TERM SECURITIES (COST: $1,302,526)					$1,302,526

TOTAL INVESTMENTS IN SECURITIES (COST: $33,190,189)					$33,868,215
OTHER ASSETS LESS LIABILITIES					785,249

NET ASSETS					$34,653,464

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
# Indicates bonds are segregated by the custodian to cover initial margin requirements.
FOOTNOTE: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

The accompanying notes are an integral part of these financial statements.

Item 2. Controls and Procedures

(a)   The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”).  The registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure.  Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)   There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)(1)                Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Montana Tax Free-Fund, Inc.

BY: /s/Robert E. Walstad
ROBERT E. WALSTAD
PRESIDENT

Date: May 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Montana Tax Free-Fund, Inc.

BY: /s/Robert E. Walstad
ROBERT E. WALSTAD
PRESIDENT

Date: May 20, 2005

BY: /s/Brent Wheeler
BRENT WHEELER
TREASURER

Date: May 20, 2005